Equity and share capital (Details Textuals 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 13, 2010
Stockholders Equity Note [Abstract]
Weighted average share price of options exercised (in dollars per share)	$ 1.59	$ 1.32
Purchase of common share			1,997,459
Purchase price of common share (in dollars per share)			1.80